Repo Transactions	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Repo Transactions
7.	REPO TRANSACTIONS
Securities sold under agreements to repurchase at a specified future date are not derecognized from the statement of financial position as the Bank retains substantially all of the risks and rewards of ownership. The corresponding cash received is recognized in the consolidated statement of financial position as an asset with a corresponding obligation to return it, including accrued interest as a liability within cash collateral on securities lent and repurchase agreements, reflecting the transaction’s economic substance as a loan to the Bank. The difference between the sale and repurchase prices is treated as interest expense and is accrued over the life of agreement using the effective interest method. When the counterparty has the right to sell or re-pledge
the securities, the Bank reclassifies those securities in its statement of financial position to “Financial Assets delivered as guarantee”.
Conversely, securities purchased under agreements to resell at a specified future date are not recognized in the statement of financial position. The consideration paid, including accrued interest, is recorded in the statement of financial position, within cash collateral on securities borrowed and reverse repurchase agreements, reflecting the transaction’s economic substance as a loan by the Bank. The difference between the purchase and resale prices is recorded in net interest income and is accrued over the life of the agreement using the effective interest method.
If securities purchased under an agreement to resell are subsequently sold to third parties, the obligation to return the securities is recorded in “Liabilities at fair value through profit or loss”.

As of December 31, 2020 and 2019 the Bank has agreed repurchase transactions of government and private securities for an amount of 618,572 and 1,364,825, respectively, and are recorded in “Repo Transactions”.
As of December 31, 2020 and 2019 the Bank has agreed reverse repurchase transactions of government and private securities for an amount of 39,421,705 and 1,481,096, respectively, and are recorded in “Repo Transactions”. Maturity of the agreed transactions as of December 2020 occurred during the month of January 2021.
As of December 31, 2020 and 2019, the securities delivered to guarantee the reverse repurchase transactions total 695,748 and 1,466,345, respectively, and are recorded in “Financial assets delivered as guarantee” (see note 8), while securities received guarantee repurchase transactions as of December 2020 and 2019 total 44,338,930 and 1,648,337 were recognized as an off balance sheet transaction.
Profits generated by the Bank as a result of its repurchase transactions arranged during the fiscal years ended on December 31, 2020, 2019 and 2018 total 7,067,389, 4,472,211 and 942,142, respectively, and were accounted for in “Interest income” in the consolidated statement of income. In addition, losses generated by the Bank as a result of its reverse repurchase transactions arranged during the fiscal years ended on December 31, 2020, 2019 and 2018 total 195,747, 458,103 and 457,876, respectively, and were recognized in “Interests expense” in the consolidated statement of income.